Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other taxes payable
	December 31, 2020	December 31, 2021

VAT payable	$5,377	$9,707
Income tax payable	1,930	2,244
Business tax payable	561	1,134
Others	26	19
	$7,894	$13,104